Suppliers and contractors (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Current Payables [Line Items]
Related parties	$ 127	$ 172
Total trade and other current payables	3,475	3,367
Plans in Brazil
Trade and Other Current Payables [Line Items]
Third parties	1,728	1,782
Foreign plan
Trade and Other Current Payables [Line Items]
Third parties	$ 1,620	$ 1,413